Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Future Charter Revenues
For the year:	Amount
2013	$69,408,293
2014	40,476,780
2015	20,848,780
2016	3,705,000
2017	-
Total	$134,438,853